Insurance (Details Textual) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 GALIC [Member]	Dec. 31, 2011 GALIC [Member]	Dec. 31, 2011 Property and Casualty [Member]
Insurance [Line Items]
Proceeds received under funding agreements with the Federal Home Loan Bank				$ 240,000,000	$ 240,000,000
Maturity period on advances from Federal Home Loan Bank, earliest					5 years
Maturity period on advances from Federal Home Loan Bank, latest					7 years
Interest rate on advances from Federal Home Loan Bank, range minimum					LIBOR + .02%
Interest rate on advances from Federal Home Loan Bank, range maximum					LIBOR + .03%
Average interest rate on advances from Federal Home Loan Bank					0.31%
Estimated fair value of commercial mortgage-backed securities held as collateral by the Federal Home Loan Bank				301,000,000	301,000,000
Investment in Federal Home Loan Bank capital stock				22,000,000	22,000,000
Interest on advances from Federal Home Loan Bank					100,000
Special charge to increase asbestos and environmental reserves						50,000,000
Insurance (Textual) [Abstract]
Carrying value of securities owned by U.S.-based insurance subsidiaries on deposit	1,200,000,000
Undrawn letters of credit	173,000,000
Undrawn letters of credit, collateralized	16,000,000
Workers' compensation insurance discount rate	6.00%
Workers' compensation insurance discount, which has reduced the liability for unpaid losses and loss adjustment expenses	30,000,000
Face amount of life insurance, reinsured by AFG	16,000,000,000	18,000,000,000
Life written premiums ceded	44,000,000	49,000,000	54,000,000
Aggregate guaranteed minimum death benefit value on variable annuity polices in force	63,000,000	52,000,000
Death benefits paid in excess of the variable annuity account balances, maximum	$ 1,000,000	$ 1,000,000	$ 1,000,000